Note 14 - Legal Proceedings	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Legal Matters and Contingencies [Text Block]
Note 14.  Legal Proceedings.

On  November 11, 2025, BioLargo Inc. and ONM Environmental Inc. filed a lawsuit against Pooph Inc. (and related party Ikigai Marketing Works LLC) in the United States District Court, Central District of California, case number  8:25-cv- 02516, alleging patent infringement ( 35 U.S.C.  271), false advertising ( 15 U.S.C.  1125), and state law claims including breach of contract, false promise, unfair and fraudulent business practices, and constructive fraud. In the suit, we seek (i) an order that the defendants have infringed on our patents, an injunction enjoining defendants from further infringing on our patents, and accounting for defendants’ gains and profits; (ii) an order that defendants have violated Section  43(a) of the Lanham Act, an injunction preventing defendants from using product reviews based on our proprietary technology with their newly formulated products, and an accounting and damages for these violations; (iii) compensatory damages for unpaid royalties of  $1,667,292; (iv) compensatory damages for unpaid product purchased from ONM Environmental of $2,154,110, (v) compensatory damages in an amount according to proof for false promises and unfair and fraudulent business practices; (vi) treble and/or exemplary damages; and (vii) costs and attorneys fees. Also on  November 11, 2025, Pooph Inc. served ONM Environmental with a lawsuit venued in the Orange County, California Superior Court filed  September 11, 2025, case number  30- 2025- 01511009, alleging ONM Environmental breached the terms of, and the implied covenant of good faith and fair dealing of, the Preferred Master Manufacturing Agreement, seeking damages in an amount to be determined, as well as unjust enrichment, interest, and attorneys fees and costs, arising out of the manufacture and sale of the Pooph-branded products, including the Litterizer cat-litter additive, and ONM Environmental’s refusal to fill purchase orders while Pooph Inc. was in breach of contract for failure to pay past due monies. ONM Environmental disputes the allegations and intends to vigorously defend the lawsuit. While the outcomes of the lawsuits are uncertain, management believes that the resolutions of these proceedings will  not have a material adverse effect on the Company’s financial position, results of operations, or cash flows. However, adverse outcomes could materially impact future financial results.